Janus Henderson Triton Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2500TM Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	2.98%	10.55%
Russell 2000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	9.57%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.05%	1.01%	8.56%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.77%	1.68%	8.60%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.25%	2.17%	9.16%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	2.57%	9.59%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.80%	2.68%	9.70%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.99%	1.92%	8.89%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.86%	0.01%	7.53%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.58%	1.62%	7.42%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.55%	2.43%	9.44%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.